U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.  Name and address of issuer:

    State Street Research Capital Trust
    One Financial Center
    Boston, MA 02111

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2.  Name of each series or class of funds for which this notice is filed:

    State Street Research Capital Fund
    State Street Research Small Capitalization Growth Fund
    State Street Research Small Capitalization Value Fund

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3.  Investment Company Act File Number:                      811-3838

    Securities Act File Number:                              2-86271

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4.  Last day of fiscal year for which this notice is filed:   September 30, 1996

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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [ ]

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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    State Street Research Capital Fund shares                        0
    State Street Research Small Capitalization Growth Fund shares    0
    State Street Research Small Capitalization Value Fund shares     0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     State Street Research Capital Fund shares                        0
     State Street Research Small Capitalization Growth Fund shares    0
     State Street Research Small Capitalization Value Fund shares     0

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9.   Number and aggregate sale price of securities sold during the fiscal year:

     Number of securities sold:
     State Street Research Capital Fund shares                                     28,700,167
     State Street Research Small Capitalization Growth Fund shares                    752,828
     State Street Research Small Capitalization Value Fund shares                     532,222

     Aggregate sale price of securities sold:
     State Street Research Capital Fund shares                                   $354,863,009
     State Street Research Small Capitalization Growth Fund shares                  7,673,173
     State Street Research Small Capitalization Value Fund shares                   6,354,584
                                                                                 ------------
                                                                                 $368,890,766
                                                                                 ============

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number of securities sold:
     State Street Research Capital Fund shares                                     28,700,167
     State Street Research Small Capitalization Growth Fund shares                    752,828
     State Street Research Small Capitalization Value Fund shares                     532,222

     Aggregate sale price of securities sold:
     State Street Research Capital Fund shares                                   $354,863,009
     State Street Research Small Capitalization Growth Fund shares                  7,673,173
     State Street Research Small Capitalization Value Fund shares                   6,354,584
                                                                                 ------------
                                                                                 $368,890,766
                                                                                 ============

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
     Instruction B.7):

     Number of securities issued:
     State Street Research Capital Fund shares                                      2,303,164
     State Street Research Small Capitalization Growth Fund shares                          0
     State Street Research Small Capitalization Value Fund shares                      26,191

     Aggregate sale price of securities issued:
     State Street Research Capital Fund shares                                   $ 28,068,419
     State Street Research Small Capitalization Growth Fund shares                          0
     State Street Research Small Capitalization Value Fund shares                     277,599
                                                                                 ------------
                                                                                 $ 28,346,018
                                                                                 ============

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12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal year in reliance on
                  rule 24f-2 (from Item 10):                                                                   $368,890,766

         (ii)     Aggregate price of shares issued in connection with dividend reinvestment
                  plans (from Item 11, if applicable):                                                       +  $28,346,018

         (iii)    Aggregate price of shares redeemed or repurchased during the fiscal year (if
                  applicable):                                                                               - $118,363,998

         (iv)     Aggregate price of shares redeemed or repurchased and previously applied as a
                  reduction to filing fees pursuant to rule 24e-2 (if applicable):                              +         0

         (v)      Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv)] (if applicable):                                      $278,872,786

         (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other
                  applicable law or regulation (see Instruction C.6):                                           x    1/2900

         (vii)    Fee due [line (i) or line (v) multiplied by line (vi)]                                          $  96,164
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Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                            [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         November 20, 1996

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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/Amy L. Simmons
                                   --------------------------------------
                                   Amy L. Simmons, Assistant Secretary

         Date     November 22, 1996

         *Please print the name and title of the signing officer below the signature.